Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Redwood Managed Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The derivative instruments in which the Fund invests may obtain their investment exposure from underlying securities of any maturity or quality, including securities rated below investment grade. The Fund may also gain exposure to the high yield bond and bank loan markets (both public and private debt) through direct investments in bonds or through investments in investment companies, including open-end mutual funds, ETFs, closed-end funds, including tender offer and interval funds and business development companies, and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The bonds in which the Fund may directly invest may be of any maturity or quality, including securities rated below investment grade.

The Fund may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Fund invests in derivatives of other investment companies that hold securities of foreign (non-U.S.) issuers. The short-term fixed-income securities in which the Fund invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may invest in short-term fixed income strategies of any maturity and credit quality, including securities rated below investment grade (“junk bonds”). The Fund may invest in affiliated and unaffiliated registered investment companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, the fourth and fifth paragraphs of the section entitled “Principal Investment Strategies” for the Redwood Managed Volatility Fund beginning on each of pages 1 and 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The derivative instruments in which the Fund invests may obtain their investment exposure from underlying securities of any maturity or quality, including securities rated below investment grade. The Fund may also gain exposure to the high yield bond and bank loan markets (both public and private debt) through direct investments in bonds or through investments in investment companies, including open-end mutual funds, ETFs, closed-end funds, including tender offer and interval funds and business development companies, and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The bonds in which the Fund may directly invest may be of any maturity or quality, including securities rated below investment grade.

The Fund may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Fund invests in derivatives of other investment companies that hold securities of foreign (non-U.S.) issuers. The short-term fixed-income securities in which the Fund invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may invest in short-term fixed income strategies of any maturity and credit quality, including securities rated below investment grade (“junk bonds”). The Fund may invest in affiliated and unaffiliated registered investment companies.

Effective immediately, the following paragraphs are hereby added to, or replace corresponding disclosure in, the section entitled “Principal Investment Risks” for the Redwood Managed Volatility Fund beginning on page 3 of the Prospectus:

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Redwood Managed Volatility Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Redwood Managed Volatility Fund | Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Redwood Managed Volatility Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Redwood Managed Volatility Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Redwood Managed Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will, directly or indirectly, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and may subject the investors to alternative minimum tax. Utilizing a quantitative and tactical approach, the Fund implements a strategy that seeks to hold a diversified portfolio of primarily high-yield municipal open-end mutual funds, closed-end funds, or ETFs when various risk measurements show the high yield municipal bond markets are trending upwards, and municipal money market securities or funds when the high yield municipal bond markets are trending downwards. Depending on market conditions, the Fund may be invested: (i) primarily in high yield municipal bond funds and other municipal fixed income funds with similar characteristics; (ii) primarily in short-term municipal money market fund securities; or (iii) a combination of (i) and (ii). The strategy can also invest in other fixed income assets classes such as, but not limited to, long-term, intermediate and short-term municipal funds and single state municipal funds. In performing its investment selection, the high-yield municipal asset class’s directional trends are evaluated using quantitative models and inputs. Though it intends to invest primarily in the securities identified immediately above, the Fund may invest in debt securities of any credit quality or maturity. In addition to high yield municipal bond markets, the Fund may also have exposure to the U.S. fixed income markets (including private debt) by investing up to 20% of its assets in other investment companies that are not municipal funds, including open-end mutual funds, ETFs, closed-end funds

(including tender offer and interval funds and business development companies), and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The Fund may invest in affiliated and unaffiliated investment companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Taxability Risk. There is no guarantee that all of the Fund’s income from municipal investments will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. If the Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, the first paragraph of the section entitled “Principal Investment Strategies” for the Redwood Managed Municipal Income Fund beginning on each of pages 9 and 29 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will, directly or indirectly, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and may subject the investors to alternative minimum tax. Utilizing a quantitative and tactical approach, the Fund implements a strategy that seeks to hold a diversified portfolio of primarily high-yield municipal open-end mutual funds, closed-end funds, or ETFs when various risk measurements show the high yield municipal bond markets are trending upwards, and municipal money market securities or funds when the high yield municipal bond markets are trending downwards. Depending on market conditions, the Fund may be invested: (i) primarily in high yield municipal bond funds and other municipal fixed income funds with similar characteristics; (ii) primarily in short-term municipal money market fund securities; or (iii) a combination of (i) and (ii). The strategy can also invest in other fixed income assets classes such as, but not limited to, long-term, intermediate and short-term municipal funds and single state municipal funds. In performing its investment selection, the high-yield municipal asset class’s directional trends are evaluated using quantitative models and inputs. Though it intends to invest primarily in the securities identified immediately above, the Fund may invest in debt securities of any credit quality or maturity. In addition to high yield municipal bond markets, the Fund may also have exposure to the U.S. fixed income markets (including private debt) by investing up to 20% of its assets in other investment companies that are not municipal funds, including open-end mutual funds, ETFs, closed-end funds

(including tender offer and interval funds and business development companies), and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The Fund may invest in affiliated and unaffiliated investment companies.

Effective immediately, the following paragraphs are hereby added to, or replace corresponding disclosure in, the section entitled “Principal Investment Risks” for the Redwood Managed Municipal Income Fund beginning on page 10 of the Prospectus:

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Taxability Risk. There is no guarantee that all of the Fund’s income from municipal investments will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. If the Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Redwood Managed Municipal Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Redwood Managed Municipal Income Fund | Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Redwood Managed Municipal Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Redwood Managed Municipal Income Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Redwood Managed Municipal Income Fund | Taxability Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Taxability Risk. There is no guarantee that all of the Fund’s income from municipal investments will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet

Redwood AlphaFactor Tactical International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The strategy used by the International Index also employs a multi-factor tactical risk management overlay that seeks to identify periods of above-average risk. Under normal market conditions, the Fund will be invested in securities of countries outside of the United States or in investments that are economically tied to such foreign securities. In response to adverse market conditions, the Fund, in tracking the International Index, may be invested for temporary, defensive purposes in money market instruments such as treasury bills, certificates of deposit and commercial paper and other short-term instruments, money market funds, and in short- and intermediate-term U.S. or foreign Treasury bond or bond funds. Such investments can either be direct or through investments in other investment companies, including open-end mutual funds and exchange-traded funds (“ETFs”).

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the International Index by investing in a portfolio of securities that generally replicates the International Index. The Fund may hold securities that are not specific securities held by the International Index at all times in executing its replication strategy of attempting to produce returns that track the International Index. This replication strategy includes using equity swaps, index swaps, ADRs, and various other securities that are not securities within the International Index themselves. In addition, when equity derivatives such as equity swaps are used, the collateral for these swaps can be held in various fixed income instruments including but not limited to, cash, money markets, short to intermediate bonds, and short duration private debt. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the International Index concentrates in a country, region, industry or group of industries. The Fund may also invest up to 15% if its assets in closed-end funds, including tender offer and interval funds, and in real estate investment trusts (“REITs”). The Fund may invest in affiliated and unaffiliated investment companies. The Fund will use Solactive, AG as its index provider.

The Adviser anticipates that, generally, the Fund will hold all of the securities that comprise the International Index in approximate proportion to their weightings in the International Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the International Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the International Index, purchase securities not in the International Index that the Adviser believes are appropriate to substitute for certain securities in the International Index or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the International Index in anticipation of their removal from the International Index or purchase securities not represented in the International Index in anticipation of their addition to the International Index. The Fund may also, in order to comply with the tax diversification requirements of the Code, temporarily invest in securities not included in the International Index that are expected to be correlated with the securities included in its Index.

Given the Fund’s investment objective of attempting to track the performance of the International Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the International Index it tracks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

Index Tracking Error Risk. The performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index or may hold securities not included in the International Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Passive Investment (Index) Risk. The Fund is substantially managed with a passive investment strategy, that attempts to track the performance of the International Index. As a result, the Fund expects to hold constituent securities of the International Index regardless of their current or projected performance, although the Fund may adopt a temporary defensive position in response to adverse market, economic, political or other conditions and may also hold securities not in the International Index. The Fund does not utilize an investing strategy that seeks returns in excess of the Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund did not attempt to track the performance of the Index. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent the Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections. In addition, the Fund’s return may not match or achieve a high degree of correlation with the return of the International Index due to operating expenses, transaction costs, and cash flows.

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Underlying Funds Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in underlying funds will achieve their respective investment objectives. The

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, the second and third paragraphs of the section entitled “Principal Investment Strategies” for the Redwood AlphaFactor® Tactical International Fund beginning on page 15 of the Prospectus and the second and fourth paragraphs of the section entitled “Principal Investment Strategies” for the Redwood AlphaFactor® Tactical International Fund beginning on page 29 of the Prospectus are hereby deleted in their entirety and replaced with the following:

The strategy used by the International Index also employs a multi-factor tactical risk management overlay that seeks to identify periods of above-average risk. Under normal market conditions, the Fund will be invested in securities of countries outside of the United States or in investments that are economically tied to such foreign securities. In response to adverse market conditions, the Fund, in tracking the International Index, may be invested for temporary, defensive purposes in money market instruments such as treasury bills, certificates of deposit and commercial paper and other short-term instruments, money market funds, and in short- and intermediate-term U.S. or foreign Treasury bond or bond funds. Such investments can either be direct or through investments in other investment companies, including open-end mutual funds and exchange-traded funds (“ETFs”).

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the International Index by investing in a portfolio of securities that generally replicates the International Index. The Fund may hold securities that are not specific securities held by the International Index at all times in executing its replication strategy of attempting to produce returns that track the International Index. This replication strategy includes using equity swaps, index swaps, ADRs, and various other securities that are not securities within the International Index themselves. In addition, when equity derivatives such as equity swaps are used, the collateral for these swaps can be held in various fixed income instruments including but not limited to, cash, money markets, short to intermediate bonds, and short duration private debt. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the International Index concentrates in a country, region, industry or group of industries. The Fund may also invest up to 15% if its assets in closed-end funds, including tender offer and interval funds, and in real estate investment trusts (“REITs”). The Fund may invest in affiliated and unaffiliated investment companies. The Fund will use Solactive, AG as its index provider.

The Adviser anticipates that, generally, the Fund will hold all of the securities that comprise the International Index in approximate proportion to their weightings in the International Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the International Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the International Index, purchase securities not in the International Index that the Adviser believes are appropriate to substitute for certain securities in the International Index or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the International Index in anticipation of their removal from the International Index or purchase securities not represented in the International Index in anticipation of their addition to the International Index. The Fund may also, in order to comply with the tax diversification requirements of the Code, temporarily invest in securities not included in the International Index that are expected to be correlated with the securities included in its Index.

Given the Fund’s investment objective of attempting to track the performance of the International Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the International Index it tracks.

Effective immediately, the following paragraphs are hereby added to, or replace corresponding disclosure in, the section entitled “Principal Investment Risks” for the Redwood AlphaFactor® Tactical International Fund beginning on page 16 of the Prospectus:

Index Tracking Error Risk. The performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index or may hold securities not included in the International Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Passive Investment (Index) Risk. The Fund is substantially managed with a passive investment strategy, that attempts to track the performance of the International Index. As a result, the Fund expects to hold constituent securities of the International Index regardless of their current or projected performance, although the Fund may adopt a temporary defensive position in response to adverse market, economic, political or other conditions and may also hold securities not in the International Index. The Fund does not utilize an investing strategy that seeks returns in excess of the Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund did not attempt to track the performance of the Index. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent the Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections. In addition, the Fund’s return may not match or achieve a high degree of correlation with the return of the International Index due to operating expenses, transaction costs, and cash flows.

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Underlying Funds Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in underlying funds will achieve their respective investment objectives. The

Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Redwood AlphaFactor Tactical International Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. When the Fund invests in fixed income securities (or derivatives), the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Redwood AlphaFactor Tactical International Fund | Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Redwood AlphaFactor Tactical International Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Redwood AlphaFactor Tactical International Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trusts Risk. There is risk that investments in REITs will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Redwood AlphaFactor Tactical International Fund | Index Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Tracking Error Risk. The performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index or may hold securities not included in the International Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Redwood AlphaFactor Tactical International Fund | Passive Investment Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment (Index) Risk. The Fund is substantially managed with a passive investment strategy, that attempts to track the performance of the International Index. As a result, the Fund expects to hold constituent securities of the International Index regardless of their current or projected performance, although the Fund may adopt a temporary defensive position in response to adverse market, economic, political or other conditions and may also hold securities not in the International Index. The Fund does not utilize an investing strategy that seeks returns in excess of the Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund did not attempt to track the performance of the Index. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent the Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections. In addition, the Fund’s return may not match or achieve a high degree of correlation with the return of the International Index due to operating expenses, transaction costs, and cash flows.

Redwood AlphaFactor Tactical International Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Funds Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in underlying funds will achieve their respective investment objectives. The

Redwood AlphaFactor Tactical International Fund | Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Redwood Systematic Macro Trend ("SMarT") Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Utilizing a quantitative and tactical approach, the Fund implements an investment strategy that seeks to hold a diversified portfolio of securities, exchange-traded funds (“ETFs”), open-end investment companies and/or closed-end investment companies, including tender offer and interval funds within any of the following asset classes when, in the view of the Fund’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”), various risk measurements show the potential to produce positive returns: domestic and international small-cap equities; growth and income equities; preferred securities; convertible bonds; high yield bonds and leveraged loans; emerging market bonds; and real estate investment trusts. During periods that the Adviser identifies as above average risk, the Fund’s assets may be moved into money market instruments, including money market funds, or U.S. government security funds. In performing its investment selection, the Adviser evaluates directional trends using quantitative models and inputs. The Fund may invest up to 20% of its net assets in open-end investment companies or ETFs that invest primarily in emerging market debt. Though it intends to invest in the securities identified above, the Fund may also invest in debt securities of any credit quality or maturity and other equity securities. The Fund may invest in affiliated and unaffiliated investment companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, the first paragraph of the section entitled “Principal Investment Strategies” for the Redwood Systematic Macro Trend (“SMarT”) Fund beginning on each of pages 21 and 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Utilizing a quantitative and tactical approach, the Fund implements an investment strategy that seeks to hold a diversified portfolio of securities, exchange-traded funds (“ETFs”), open-end investment companies and/or closed-end investment companies, including tender offer and interval funds within any of the following asset classes when, in the view of the Fund’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”), various risk measurements show the potential to produce positive returns: domestic and international small-cap equities; growth and income equities; preferred securities; convertible bonds; high yield bonds and leveraged loans; emerging market bonds; and real estate investment trusts. During periods that the Adviser identifies as above average risk, the Fund’s assets may be moved into money market instruments, including money market funds, or U.S. government security funds. In performing its investment selection, the Adviser evaluates directional trends using quantitative models and inputs. The Fund may invest up to 20% of its net assets in open-end investment companies or ETFs that invest primarily in emerging market debt. Though it intends to invest in the securities identified above, the Fund may also invest in debt securities of any credit quality or maturity and other equity securities. The Fund may invest in affiliated and unaffiliated investment companies.

Effective immediately, the following paragraphs are hereby added to, or replace corresponding disclosure in, the section entitled “Principal Investment Risks” for the Systematic Macro Trend (“SMarT”) Fund beginning on page 22 of the Prospectus:

Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Real Estate Investment Trusts Risk. There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.

Redwood Systematic Macro Trend ("SMarT") Fund | Investment Companies Risk [Member]
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Investment Companies Risk. When a Fund invests in other investment companies (including open-end mutual funds, closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by the other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed end fund’s or an ETF’s shares could trade at a significant premium or discount to its net asset value (NAV).

Redwood Systematic Macro Trend ("SMarT") Fund | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to the Fund’s investment in closed-end interval or tender offer funds, there may not be a secondary market for the shares and limited liquidity is provided only through the Fund’s regular or other board approved repurchase offers. There is no guarantee that the Fund will be able to sell all of the shares it desires in a repurchase offer.

Redwood Systematic Macro Trend ("SMarT") Fund | Real Estate Investment Trusts Risk [Member]
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Real Estate Investment Trusts Risk. There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITS), liquidity risk, and the possibility of failing to qualify for special tax treatment under the Code.